Stock Options - Disclosure of incentive stock options granted under plan (Details)		12 Months Ended
	Dec. 10, 2021 Share $ / shares	Mar. 31, 2022 Share $ / shares	Mar. 31, 2021 Share $ / shares	Mar. 31, 2020 Share $ / shares	Mar. 31, 2022 Share $ / shares	Mar. 31, 2021 Share $ / shares	Mar. 31, 2019 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		1,215,108	1,018,501	1,233,173
Granted		916,650	385,715	344,286
Exercised		(329,822)	(145,537)	(119,292)
Forfeited		(99,284)	(43,571)	(439,666)
Ending balance		1,702,652	1,215,108	1,018,501
Total exercisable		700,957	882,964	629,750	700,957	882,964	983,388
Weighted Average Exercise Price, Beginning Balance | $ / shares		$ 9.35	$ 3.5	$ 3.15
Weighted Average Exercise Price, Granted | $ / shares		16.61	21.7	2.59
Weighted Average Exercise Price, Exercised | $ / shares		4.7	2.65	1.75
Weighted Average Exercise Price, Forfeited | $ / shares		13.6	3.55	2.31
Weighted Average Exercise Price, Ending Balance | $ / shares		$ 12.94	$ 9.35	$ 3.5
Weighted Average Remaining Life		3 years 6 months	3 years 1 month 6 days	3 years
December 23, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares				$ 1.75
Beginning balance			0	419,245
Granted				0
Exercised				(90,721)
Forfeited				(328,524)
Ending balance				0
March 25, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares				$ 1.75
Beginning balance			0	28,571
Granted				0
Exercised				(28,571)
Forfeited				0
Ending balance				0
May 26, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares			$ 4.2	$ 4.2
Beginning balance		0	21,429	21,429
Granted			0	0
Exercised			0	0
Forfeited			(21,429)	0
Ending balance			0	21,429
July 10, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares			$ 3.85	$ 3.85
Beginning balance		0	7,143	7,143
Granted			0	0
Exercised			0	0
Forfeited			(7,143)	0
Ending balance			0	7,143
February 4, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares			$ 2.45	$ 2.45
Beginning balance		0	57,143	71,429
Granted			0	0
Exercised			(57,143)	0
Forfeited			0	(14,286)
Ending balance			0	57,143
May 6, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares			$ 2.45	$ 2.45
Beginning balance		0	74,286	75,714
Granted			0	0
Exercised			(62,858)	0
Forfeited			(11,428)	(1,428)
Ending balance			0	74,286
October 27, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares		$ 4.34	$ 4.34	$ 4.34
Beginning balance		71,429	71,429	71,429
Granted		0	0	0
Exercised		(71,429)	0	0
Forfeited		0	0	0
Ending balance		0	71,429	71,429
January 30, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares		$ 2.59	$ 2.59	$ 2.59
Beginning balance		19,643	25,000	0
Granted		0	0	25,000
Exercised		(1,786)	(5,357)	0
Forfeited		(17,857)	0	0
Ending balance		0	19,643	25,000
February 2, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares		$ 5.25	$ 5.25	$ 5.25
Beginning balance		65,286	65,286	95,000
Granted		0	0	0
Exercised		(57,144)	0	0
Forfeited		(8,142)	0	(29,714)
Ending balance		0	65,286	65,286
May 26, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares				$ 4.2
Beginning balance			0	28,571
Granted				0
Exercised				0
Forfeited				(28,571)
Ending balance				0
May 26, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares		$ 5.25	$ 5.25	$ 5.25
Beginning balance		148,214	148,214	148,214
Granted		0	0	0
Exercised		(142,857)	0	0
Forfeited		0	0	0
Ending balance		5,357	148,214	148,214
July 3, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares		$ 4.9	$ 4.9
Beginning balance		7,143	0
Granted		0	14,286
Exercised		(7,143)	(7,143)
Forfeited		0	0
Ending balance		0	7,143	0
December 18, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares		$ 3.15	$ 3.15	$ 3.15
Beginning balance		25,000	25,000	33,571
Granted		0	0	0
Exercised		(10,714)	0	0
Forfeited		0	0	(8,571)
Ending balance		14,286	25,000	25,000
May 4, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares		$ 3.5	$ 3.5	$ 3.5
Beginning balance		70,357	75,714	90,000
Granted		0	0	0
Exercised		(1,786)	(5,357)	0
Forfeited		0	0	(14,286)
Ending balance		68,571	70,357	75,714
November 30, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares		$ 3.01	$ 3.01	$ 3.01
Beginning balance		50,000	50,000	50,000
Granted		0	0	0
Exercised		0	0	0
Forfeited		0	0	0
Ending balance		50,000	50,000	50,000
February 12, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares		$ 3.5	$ 3.5	$ 3.5
Beginning balance		78,571	78,571	92,857
Granted		0	0	0
Exercised		(5,357)	0	0
Forfeited		0	0	(14,286)
Ending balance		73,214	78,571	78,571
January 30, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares		$ 2.59	$ 2.59	$ 2.59
Beginning balance		309,822	319,286	0
Granted		0	0	319,286
Exercised		(26,964)	(5,893)	0
Forfeited		(1,071)	(3,571)	0
Ending balance		281,787	309,822	319,286
February 11, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares		$ 8.32
Beginning balance		0
Granted		50,000
Ending balance		50,000	0
July 3, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares		$ 4.9	$ 4.9
Beginning balance		49,643	0
Granted		0	51,429
Exercised		(4,642)	(1,786)
Forfeited		(3,214)	0
Ending balance		41,787	49,643	0
November 19, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares					$ 20	$ 20
Beginning balance		300,000	0
Granted		0	300,000
Exercised		0	0
Forfeited		0	0
Ending balance		300,000	300,000	0
December 4, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares					$ 20	$ 20
Beginning balance		20,000	0
Granted		0	20,000
Exercised		0	0
Forfeited		0	0
Ending balance		20,000	20,000	0
May 18, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares		$ 19.62
Beginning balance		0
Granted		173,650
Exercised		0
Forfeited		(34,000)
Ending balance		139,650	0
December 10, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares		$ 16.45
Beginning balance		0
Granted	693,000	693,000
Exercised		0
Forfeited		(35,000)
Ending balance		658,000	0
Weighted Average Exercise Price, Granted | $ / shares	$ 16.45